Insurance contracts in the financial services segment - Summary of cash flows of insurance contracts for major currencies (Detail)	Mar. 31, 2025	Mar. 31, 2024
1 year [member] | JPY [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	0.65%	0.06%
1 year [member] | USD [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.09%	5.11%
5 years [member] | JPY [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	1.13%	0.38%
5 years [member] | USD [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.01%	4.25%
10 years [member] | JPY [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	1.54%	0.77%
10 years [member] | USD [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.31%	4.25%
20 years [member] | JPY [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	2.34%	1.58%
20 years [member] | USD [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.83%	4.63%
30 years [member] | JPY [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	2.69%	1.95%
30 years [member] | USD [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.68%	4.37%
40 years [member] | JPY [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	3.02%	2.14%
40 years [member] | USD [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.29%	4.07%